CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Income Statement [Abstract]
Aggregate of share subject to possible redemption	21,582,057	21,797,092	21,797,092	21,582,057	21,768,560
Net loss per share subject to possible redemption	$ 0	$ 708,312	$ 708,312	$ 611,540	$ 1,364,852